Segments (Tables)	9 Months Ended
Sep. 30, 2014
Segments Tables
Schedule of Segment Reporting

The following schedule presents segment information about the Company’s operations for the nine months ended September 30, 2014:

	Capesize	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$—	$24,857	$6,398	$—	$31,255
Voyage expenses	—	(3,371)	(47)	—	(3,418)
Vessel operating cost	—	(382)	—	—	(382)
Charterhire expense	—	(40,062)	(9,406)	—	(49,468)
Depreciation and amortization	—	(117)	—	—	(117)
General and administrative expenses	(21)	(88)	(23)	(23,254)	(23,385)
Interest income	—	—	—	922	922
Foreign exchange loss	—	—	—	—	—
Other income, net	69	21	32	(95)	26
Segment loss	$48	$(19,142)	$(3,046)	$(22,427)	$(44,567)

The following schedule presents segment information about the Company’s balance sheet as of September 30, 2014 and December 31, 2013:

Identifiable assets
	September 30, 2014	December 31, 2013
Held by vessel owning subsidiaries or allocated to segments:
Capesize	$493,326	$54,772
Kamsarmax	232,524	132,114
Ultramax	239,592	184,905
Held by parent and other subsidiaries, not allocated to segments:
Cash and cash equivalents	214,627	733,818
Other	11,704	75
Total identifiable assets	$1,191,773	$1,105,684